Information on market risk and fair value of financial assets and liabilities (telecom activities) - Effect of mechanisms to offset exposure (Details) - Counterparty risk [member] - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collateralised Derivative [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives (net)	€ 647	€ 1,014	€ 408
Fair value of derivative assets	867	1,374	690
Fair value of derivative liabilities	(220)	(360)	(282)
Amount of cash collateral paid/(received)	(565)	(1,034)	(362)
Amount of cash collateral paid	21	38	27
Amount of cash collateral received	(586)	(1,072)	(389)
Residual exposure to counterparty risk	82	(20)	46
Non collateralised derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives (net)	31	55	(3)
Fair value of derivative assets	56	81
Fair value of derivative liabilities	€ (25)	€ (26)	€ (3)